INVENTORIES - NET	12 Months Ended
Dec. 31, 2012
INVENTORIES - NET

4. INVENTORIES — NET

Inventories consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Raw materials	194,028	187,392	30,078
Work-in-progress	45,363	26,800	4,302
Finished goods	444,658	624,535	100,245

	684,049	838,727	134,625

As of December 31, 2011 and 2012, raw materials of RMB1,097,000 and RMB10,989,000 (US$1,763,856), respectively, of the Group were held in custody by other parties for processing. The write-down of inventories amounted to RMB134,489,000, RMB583,097,000 and RMB326,051,000 (US$52,334,794) for the years ended December 31, 2010, 2011 and 2012, respectively.